Significant Accounting Policies (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of net trading revenue includes dividend income and expense
Dividend Income	$ 21.8	$ 24.0	$ 24.3
Dividend Expense	$ (23.2)	$ (17.6)	$ (22.3)